Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
Suite 301
Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        903-273-5085 x209

Signature              City     State  and Date of Signing:
Susan E. Boyd          Summit,  NJ     02-06-2009
--------------         --------------- ---------------
Signature              City     State   Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   251
Form 13F Information Table Value Total: $115,770 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 12/31/2008

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value (000)	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Aberdeen AsiaPac IncFd	COM		003009107	233		54100	SH	Sole		None	54100	0	0
AllianceBernstein IncFd	COM		01881E101	8		1100	SH	Sole		None	1100	0	0
AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	142		2660	SH	Sole		None	2660	0	0
Actuant Corporation 	CLA New		00508X203	665		34965	SH	Sole		None	34965	0	0
Aegon N.V. 		NY Reg SHS	007924103	17		2801	SH	Sole		None	2801	0	0
Agilent Technologies 	COM		00846U101	19		1233	SH	Sole		None	1233	0	0
Air Products&Chemicals	COM		009158106	200		3975	SH	Sole		None	3975	0	0
Allied Capital Corp	COM		01903Q108	11		4100	SH	Sole		None	4100	0	0
Amazon.Com, Inc.	COM		023135106	26		500	SH	Sole		None	500	0	0
American Express Co	COM		025816109	5		250	SH	Sole		None	250	0	0
American States Water 	COM		029899101	40		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	1929		65805	SH	Sole		None	65805	0	0
Amgen Inc		COM		031162100	19		335	SH	Sole		None	335	0	0
Anadarko Petroleum 	COM		032511107	166		4300	SH	Sole		None	4300	0	0
Annaly Mortgage Mgmt	COM		035710409	4895		308450	SH	Sole		None	308450	0	0
Applied Matls Inc	COM		038222105	7		740	SH	Sole		None	740	0	0
Arch Capital Group Ltd	ORD		G0450A105	35		500	SH	Sole		None	500	0	0
ArcherDaniels Midland 	COM		039483102	4		135	SH	Sole		None	135	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher 	COM		363576109	1701		65650	SH	Sole		None	65650	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Aspen Insurance Hldgs 	SHS		G05384105	49		2000	SH	Sole		None	2000	0	0
Avnet Inc		COM		053807103	2016		110700	SH	Sole		None	110700	0	0
BHP Billiton Ltd	Spons  ADR	088606108	225		5250	SH	Sole		None	5250	0	0
BLDRS  Index Funds TR	Em Mk 50 ADR	09348R300	14		500	SH	Sole		None	500	0	0
Baldwin & Lyons, Inc. 	CL B		057755209	82		4521	SH	Sole		None	4521	0	0
Ball Corp		COM		058498106	241		5800	SH	Sole		None	5800	0	0
Banco Latinoamericano 	CL E		P16994132	1141		79475	SH	Sole		None	79475	0	0
Berkshire Hathaway Inc 	CL A		084670108	97		100	SH	Sole		None	100	0	0
Berkshire Hathaway Inc 	CL B		084670207	1536		478	SH	Sole		None	478	0	0
BlackRock MuniYdQualFd	COM		09254F100	91		9000	SH	Sole		None	9000	0	0
Blackrock EnhGovFund	COM		09255K108	129		7800	SH	Sole		None	7800	0	0
Blackrock IncOpp Tr 	COM		092475102	172		20400	SH	Sole		None	20400	0	0
Blackrock Income Tr 	COM		09247F100	483		82100	SH	Sole		None	82100	0	0
Blackrock Pfd&Eq AdvTr	COM		092508100	305		36500	SH	Sole		None	36500	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	349		19650	SH	Sole		None	19650	0	0
Boeing			COM		097023105	337		7900	SH	Sole		None	7900	0	0
Broadcom Corp 		CL A		111320107	1		75	SH	Sole		None	75	0	0
Bucyrus International	COM		118759109	2267		122395	SH	Sole		None	122395	0	0
Burlington NrthSantaFe 	COM		12189T104	129		1700	SH	Sole		None	1700	0	0
C. R. Bard, Inc.	COM		067383109	13		150	SH	Sole		None	150	0	0
CSX Corporation		COM		126408103	21		648	SH	Sole		None	648	0	0
CVS Caremark Corp	COM		126650100	641		22300	SH	Sole		None	22300	0	0
Calamos GlobDynIncFd	COM		12811L107	133		23000	SH	Sole		None	23000	0	0
Calamos GlobTotRetFd	CMSH BnINT	128118106	89		9400	SH	Sole		None	9400	0	0
Calamos StratTotRetFd	CMSH BnINT	128125101	998		159700	SH	Sole		None	159700	0	0
California Water Svc 	COM		130788102	43		920	SH	Sole		None	920	0	0
Cardinal Health Inc	COM		14149Y108	141		4100	SH	Sole		None	4100	0	0
Carnival Corp		PAIRED CTF	143658300	306		12600	SH	Sole		None	12600	0	0
Caterpillar Inc		COM		149123101	52		1164	SH	Sole		None	1164	0	0
Celgene Corporation	COM		151020104	55		1000	SH	Sole		None	1000	0	0
Chesapeake Energy 	COM		165167107	5		300	SH	Sole		None	300	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	798		15700	SH	Sole		None	15700	0	0
Cisco Systems Inc	COM		17275R102	628		38513	SH	Sole		None	38513	0	0
Citadel Broadcasting 	COM		17285T106	0		152	SH	Sole		None	152	0	0
Citigroup Inc		COM		172967101	501		74600	SH	Sole		None	74600	0	0
Coach, Inc.		COM		189754104	1429		68800	SH	Sole		None	68800	0	0
Coca-Cola Co		COM		191216100	233		5147	SH	Sole		None	5147	0	0
Coca-Cola Femsa S.A.	Sp ADR REP L	191241108	2266		52080	SH	Sole		None	52080	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	1304		90150	SH	Sole		None	90150	0	0
Cognizant Technology 	CL A		192446102	125		6900	SH	Sole		None	6900	0	0
Colgate-Palmolive Co	COM		194162103	357		5210	SH	Sole		None	5210	0	0
Compass Minerals Intl	COM		20451N101	2484		42350	SH	Sole		None	42350	0	0
Conexant Systems, Inc.	COM		207142308	0		31	SH	Sole		None	31	0	0
ConocoPhillips 		COM		20825C104	24		464	SH	Sole		None	464	0	0
Corning Inc.		COM		219350105	1		100	SH	Sole		None	100	0	0
Costco Wholesale Corp	COM		22160K105	720		13713	SH	Sole		None	13713	0	0
Covidien Limited	COM		G2552X108	687		18945	SH	Sole		None	18945	0	0
Crown Castle Intl Corp	COM		228227104	226		12847	SH	Sole		None	12847	0	0
Deere & Company		COM		244199105	1857		48460	SH	Sole		None	48460	0	0
Devon Energy Corp	COM		25179M103	100		1527	SH	Sole		None	1527	0	0
Diamond Offshore Drill	COM		25271C102	66		1115	SH	Sole		None	1115	0	0
Discovery Comms		COM Ser A	25470F104	1		45	SH	Sole		None	45	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	22		600	SH	Sole		None	600	0	0
Duff&Phelps Util&CorpBd	COM		26432K108	177		17500	SH	Sole		None	17500	0	0
Duke Energy Corp	COM		26441C105	12		800	SH	Sole		None	800	0	0
EastGroup Properties	COM		277276101	21		600	SH	Sole		None	600	0	0
Eastern Virginia Bkshs	COM		277196101	66		7500	SH	Sole		None	7500	0	0
Eaton Vance LtDurIncFd	COM		27828H105	898		90800	SH	Sole		None	90800	0	0
Eaton Vance SrFltRateTR	COM		27828Q105	76		9700	SH	Sole		None	9700	0	0
Ecolab Inc.		COM		278865100	73		2075	SH	Sole		None	2075	0	0
Embarq Corporation 	COM		29078E105	0		3	SH	Sole		None	3	0	0
Emerson Electric Co.	COM		291011104	36		980	SH	Sole		None	980	0	0
Embraer Empresa Brasil	SpADRComSh	29081M102	76		4680	SH	Sole		None	4680	0	0
EnCana Corp		COM		292505104	26		560	SH	Sole		None	560	0	0
Energy Conversion Devs	COM		292659109	76		3000	SH	Sole		None	3000	0	0
Energy Transfer Equity	COM U LTD P	29273V100	800		49325	SH	Sole		None	49325	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1036		30450	SH	Sole		None	30450	0	0
Enterprise Products Ptn	COM		293792107	1123		54184	SH	Sole		None	54184	0	0
Equity Residential 	SH Ben Int	29476L107	24		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3702		46368	SH	Sole		None	46368	0	0
FPL Group, Inc.		COM		302571104	15		300	SH	Sole		None	300	0	0
FairPoint Communictns	COM		305560104	0		4	SH	Sole		None	4	0	0
FedEx Corp.		COM		31428X106	1241		19342	SH	Sole		None	19342	0	0
FirstTrustFIDACMtgIncFd	COM SHRS	33734E103	76		4600	SH	Sole		None	4600	0	0
Flagstone Reins Hldgs 	SHS		G3529T105	78		8000	SH	Sole		None	8000	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	1032		133100	SH	Sole		None	133100	0	0
Focus Media Holding Ltd	Spons ADR	34415V109	55		6060	SH	Sole		None	6060	0	0
Freeport-McMoRan 	COM		35671D857	974		39845	SH	Sole		None	39845	0	0
Gabelli Global Deal Fd	COM SBI		36245G103	206		15650	SH	Sole		None	15650	0	0
General Electric 	COM		369604103	26		1600	SH	Sole		None	1600	0	0
Genuine Parts Co	COM		372460105	1435		37895	SH	Sole		None	37895	0	0
Google Inc. 		CL A		38259P508	1084		3525	SH	Sole		None	3525	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	7		650	SH	Sole		None	650	0	0
H. J. Heinz Company	COM		423074103	162		4300	SH	Sole		None	4300	0	0
HSBC Holdings Plc 	Spons ADR	404280406	188		3870	SH	Sole		None	3870	0	0
Halliburton Co		COM		406216101	20		1100	SH	Sole		None	1100	0	0
Hatteras Financial  	COM		41902R103	2365		88905	SH	Sole		None	88905	0	0
Henry Schein Inc	COM		806407102	2482		67656	SH	Sole		None	67656	0	0
Hewlett-Packard Co	COM		428236103	70		1918	SH	Sole		None	1918	0	0
Home Depot Inc		COM		437076102	9		386	SH	Sole		None	386	0	0
Honeywell Intl Inc	COM		438516106	8		250	SH	Sole		None	250	0	0
Hubbell Inc.		CL B		443510102	620		18975	SH	Sole		None	18975	0	0
ITT Corp		COM		450911102	1925		41858	SH	Sole		None	41858	0	0
Illinois Tool Works 	COM		452308109	52		1473	SH	Sole		None	1473	0	0
Implant Sciences Corp	COM		45320R108	0		1350	SH	Sole		None	1350	0	0
India Fd Inc Com 	COM		454089103	2		102	SH	Sole		None	102	0	0
Inergy LP		Unit LTD Partn	456615103	18		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	797		32430	SH	Sole		None	32430	0	0
Int'l Bus Machines	COM		459200101	1420		16875	SH	Sole		None	16875	0	0
Ishares TR		MSCI Taiwan 	464286731	180		23700	SH	Sole		None	23700	0	0
IShares Inc.		MSCI S Korea 	464286772	210		7500	SH	Sole		None	7500	0	0
IShares TR		US Pfd Stk Ind	464288687	1172		40135	SH	Sole		None	40135	0	0
JP Morgan Chase & Co	COM		46625H100	13		423	SH	Sole		None	423	0	0
Johnson & Johnson	COM		478160104	17		290	SH	Sole		None	290	0	0
Johnson Controls Inc	COM		478366107	76		4200	SH	Sole		None	4200	0	0
Joy Global Inc.		COM		481165108	107		4679	SH	Sole		None	4679	0	0
KayneAnderson EnTotRet	COM		48660P104	660		57400	SH	Sole		None	57400	0	0
Kinder Morgan Energy 	Ut LTD Partn	494550106	892		19499	SH	Sole		None	19499	0	0
Kroger Co		COM		501044101	1018		38550	SH	Sole		None	38550	0	0
LaboratoryCorpAmerHlds	COM		50540R409	13		203	SH	Sole		None	203	0	0
Landauer, Inc.		COM		51476K103	902		12300	SH	Sole		None	12300	0	0
Lexington Realty Trust	COM		529043101	6		1100	SH	Sole		None	1100	0	0
Liberty Media Corp	EntCom Ser A	53071M500	3		180	SH	Sole		None	180	0	0
Liberty Media Corp. 	CapCom Ser A	53071M302	0		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	1		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	1742		74735	SH	Sole		None	74735	0	0
MFA Mortgage Investmts	COM		55272X102	1042		176850	SH	Sole		None	176850	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	572		91500	SH	Sole		None	91500	0	0
Magellan Midstream Hldg	COM LP Ints	55907R108	113		8150	SH	Sole		None	8150	0	0
Magellan Midstream Ptrs	COM Ut RPLP	559080106	985		32590	SH	Sole		None	32590	0	0
McDonald's Corp		COM		580135101	221		3550	SH	Sole		None	3550	0	0
Medco Health Solutions 	COM		58405U102	201		4785	SH	Sole		None	4785	0	0
Merck & Co		COM		589331107	45		1470	SH	Sole		None	1470	0	0
MetLife Inc		COM		59156R108	42		1200	SH	Sole		None	1200	0	0
Mettler-Toledo Intl 	COM		592688105	1666		24725	SH	Sole		None	24725	0	0
Microsoft Corp		COM		594918104	205		10538	SH	Sole		None	10538	0	0
Mindray Medical Intl 	Sp ADR		602675100	64		3550	SH	Sole		None	3550	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Monsanto Co.		COM		61166W101	125		1775	SH	Sole		None	1775	0	0
Montpelier Re Holdings 	SHS		G62185106	1728		102890	SH	Sole		None	102890	0	0
Motorola, Inc. 		COM		620076109	1		210	SH	Sole		None	210	0	0
Nalco Holding Co.	COM		62985Q101	1030		89225	SH	Sole		None	89225	0	0
Natl Semiconductor Corp	COM		637640103	1		101	SH	Sole		None	101	0	0
Nokia Corp 		Spons ADR	654902204	1		90	SH	Sole		None	90	0	0
Nortel Networks Corp	COM		656568508	0		469	SH	Sole		None	469	0	0
NuStar Energy L.P.	UNIT COM	67058H102	39		950	SH	Sole		None	950	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	286		47400	SH	Sole		None	47400	0	0
Nuveen Fltg Rt Inc Opp 	COM		6706EN100	219		40800	SH	Sole		None	40800	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	434		31200	SH	Sole		None	31200	0	0
Nuveen MultStratIncGro	COM		67073B106	802		174400	SH	Sole		None	174400	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	332		68250	SH	Sole		None	68250	0	0
Nuveen QualIncMuniFd	COM		670977107	952		84400	SH	Sole		None	84400	0	0
Nuveen QualPfdIncFd2	COM		67072C105	86		17100	SH	Sole		None	17100	0	0
Occidental Petroleum 	COM		674599105	3		50	SH	Sole		None	50	0	0
Oracle Corporation	COM		68389X105	73		4100	SH	Sole		None	4100	0	0
Oshkosh Corp		COM		688239201	98		11000	SH	Sole		None	11000	0	0
PETsMART, Inc.		COM		716768106	1450		78585	SH	Sole		None	78585	0	0
PSS World Medical	COM		69366A100	94		5000	SH	Sole		None	5000	0	0
PT Telekomunikasi Indo	SP ADR		715684106	1233		49308	SH	Sole		None	49308	0	0
Paccar Inc		COM		693718108	116		4050	SH	Sole		None	4050	0	0
Pall Corp		COM		696429307	1944		68375	SH	Sole		None	68375	0	0
Palomar Med Techn	COM		697529303	35		3000	SH	Sole		None	3000	0	0
Peabody Energy Corp	COM		704549104	96		4240	SH	Sole		None	4240	0	0
Penn Virginia Corp	COM		707882106	55		2100	SH	Sole		None	2100	0	0
Pentair Inc		COM		709631105	1154		48745	SH	Sole		None	48745	0	0
Pepsico Inc		COM		713448108	1578		28809	SH	Sole		None	28809	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	156		1750	SH	Sole		None	1750	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	15		600	SH	Sole		None	600	0	0
Petroleo Brasileiro 	SpADR Nvotg	71654V101	806		39500	SH	Sole		None	39500	0	0
Pfizer Inc		COM		717081103	494		27900	SH	Sole		None	27900	0	0
Philip Morris Intl Inc.	COM		718172109	819		18830	SH	Sole		None	18830	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	1198		34525	SH	Sole		None	34525	0	0
Plains Explor&Prod Co 	COM		726505100	106		4550	SH	Sole		None	4550	0	0
Plum Creek Timber Co 	COM		729251108	1868		53760	SH	Sole		None	53760	0	0
Posco 			Spons ADR	693483109	27		360	SH	Sole		None	360	0	0
Powershares ETF Trust	Dynm Lrg Cap	73935X609	134		12425	SH	Sole		None	12425	0	0
Praxair Inc		COM		74005P104	1367		23030	SH	Sole		None	23030	0	0
Procter & Gamble Co	COM		742718109	1428		23107	SH	Sole		None	23107	0	0
Prudential Financial	COM		744320102	403		13311	SH	Sole		None	13311	0	0
Qualcomm		COM		747525103	61		1700	SH	Sole		None	1700	0	0
Quicksilver Resources 	COM		74837R104	53		9500	SH	Sole		None	9500	0	0
RPM International, Inc.	COM		749685103	898		67560	SH	Sole		None	67560	0	0
Raytheon Company	COM		755111507	246		4814	SH	Sole		None	4814	0	0
Red Hat, Inc.		COM		756577102	5		400	SH	Sole		None	400	0	0
Rio Tinto Plc 		Spons ADR	767204100	90		1010	SH	Sole		None	1010	0	0
Rocky Mntn Chocolate 	COM PAR$.03	774678403	60		11350	SH	Sole		None	11350	0	0
Rogers Communications	CL B		775109200	66		2200	SH	Sole		None	2200	0	0
Roper Industries, Inc.	COM		776696106	43		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	499		9430	SH	Sole		None	9430	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	13		258	SH	Sole		None	258	0	0
SAP Aktiengesellschaft	Spons ADR	803054204	14		386	SH	Sole		None	386	0	0
SJW Corp.		COM		784305104	9		300	SH	Sole		None	300	0	0
SPDR Series Trust	DJWS LcapGr	78464A409	123		3375	SH	Sole		None	3375	0	0
Schering-Plough Corp	COM		806605101	1664		97700	SH	Sole		None	97700	0	0
Schlumberger N.V.	COM		806857108	207		4900	SH	Sole		None	4900	0	0
Singapore Fund Inc	COM		82929L109	50		6500	SH	Sole		None	6500	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Soc Quimica y Minera	SpADR Ser B	833635105	930		38150	SH	Sole		None	38150	0	0
Spectra Energy Corp	COM		847560109	13		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Stryker Corp.		COM		863667101	72		1800	SH	Sole		None	1800	0	0
Sun Microsystems, Inc.	COM New		866810203	0		85	SH	Sole		None	85	0	0
Symantec Corp		COM		871503108	41		3022	SH	Sole		None	3022	0	0
Taiwan Fd Inc Com	COM		874036106	92		10000	SH	Sole		None	10000	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	18		950	SH	Sole		None	950	0	0
Ericsson L M Tel Co	ADR B SEK 10	294821608	6		810	SH	Sole		None	810	0	0
Telefonica SA 		Spons ADR	879382208	914		13560	SH	Sole		None	13560	0	0
Templeton Dragon Fd 	COM		88018T101	75		4350	SH	Sole		None	4350	0	0
Terex Corp		COM		880779103	131		7574	SH	Sole		None	7574	0	0
Texas Instruments 	COM		882508104	3		190	SH	Sole		None	190	0	0
The New York Times Co	CL A		650111107	877		119650	SH	Sole		None	119650	0	0
Sherwin-Williams Co	COM		824348106	1380		23090	SH	Sole		None	23090	0	0
The Walt Disney Co	COM		254687106	38		1681	SH	Sole		None	1681	0	0
Thermo Fisher Scientif	COM		883556102	2627		77114	SH	Sole		None	77114	0	0
Time Warner, Inc.	COM		887317105	1		100	SH	Sole		None	100	0	0
Transocean Inc.		SHS		G90073100	226		4782	SH	Sole		None	4782	0	0
Transwitch Corp		COM		894065101	0		1000	SH	Sole		None	1000	0	0
Ultrapar Participacoes 	SpADR Rep Pf	90400P101	26		1175	SH	Sole		None	1175	0	0
Unilever NV		NY SHS New	904784709	169		6876	SH	Sole		None	6876	0	0
Union Pacific Corp	COM		907818108	30		618	SH	Sole		None	618	0	0
United Technologies 	COM		913017109	107		1998	SH	Sole		None	1998	0	0
Valero Energy Corp	COM		91913Y100	1945		89875	SH	Sole		None	89875	0	0
Valspar Corp.		COM		920355104	72		4000	SH	Sole		None	4000	0	0
Vanguard Bond Index Fd	SHT Term Bd	921937827	81		1005	SH	Sole		None	1005	0	0
Ventas Inc.		COM		92276F100	1665		49600	SH	Sole		None	49600	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	10		305	SH	Sole		None	305	0	0
Vodafone Group 		Sp ADR New	92857W209	2		122	SH	Sole		None	122	0	0
WPP PLC 		ADR		92933H101	552		18650	SH	Sole		None	18650	0	0
Wal-Mart Stores Inc	COM		931142103	26		464	SH	Sole		None	464	0	0
Walgreen Co. 		COM		931422109	12		500	SH	Sole		None	500	0	0
Wells Fargo Company	COM		949746101	221		7500	SH	Sole		None	7500	0	0
Western Union Co.	COM		959802109	1771		123475	SH	Sole		None	123475	0	0
Williams Companies	COM		969457100	1680		116000	SH	Sole		None	116000	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
WisdomTree Trust	MidCap Dvd Fd	97717W505	61		1800	SH	Sole		None	1800	0	0
Yahoo! Inc.		COM		984332106	24		2000	SH	Sole		None	2000	0	0
Zweig Fund, Inc.	COM		989834106	115		40000	SH	Sole		None	40000	0	0